INCOME TAXES - Deferred Tax Asset Valuation Allowance (Details) - Deferred Tax Asset, Valuation Allowance $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	$ 0
Reverse Recapitalization	(50,671)
Change in valuation allowance	(9,812)
Balance, end of year	$ (60,483)